CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Sep. 04, 2024	Dec. 31, 2023
Unamortized debt issuance costs	$ 665	$ 739		$ 645
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	55,000,000	55,000,000
Common stock shares issued	16,602,460	16,602,460
Common stock shares outstanding	16,602,460	16,602,460
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock shares authorized	2,000,000	2,000,000
Redeemable convertible preferred stock shares outstanding	1,590,000	1,555,000
Preferred stock par value		$ 0.0001
Preferred Stock shares authorized		2,000,000
Preferred Stock shares outstanding		1,555,000
Series B Convertible Preferred Stock
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	500,000	500,000
Preferred Stock shares outstanding	150,000	150,000